Trade and Other Receivables - Gross and net amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade and other receivables, current	$ 1,386,241	$ 1,495,258	[1]	$ 1,652,333
Trade receivables, Current	1,232,090	1,424,706		1,552,619
Accounts receivable due from finance leases, Current	21,075	18,297		23,503
Other receivables, Current	133,076	52,255		76,211
Trade and other receivables, Non-current	1,105,384	1,163,370	[1]	1,030,279
Trade receivables, Non-current	992,830	1,067,198		870,102
Accounts receivable due from finance leases, Non-current	107,733	91,323		156,184
Other receivables, Non-current	4,821	4,849		3,993
Gross
TRADE AND OTHER RECEIVABLES
Trade and other receivables, current	1,516,309	1,591,329		1,740,630
Trade receivables, Current	1,347,672	1,507,914		1,627,724
Accounts receivable due from finance leases, Current	21,604	18,462		23,663
Other receivables, Current	147,033	64,953		89,243
Trade and other receivables, Non-current	1,109,665	1,166,226		1,045,158
Trade receivables, Non-current	994,594	1,068,931		883,872
Accounts receivable due from finance leases, Non-current	110,250	92,446		157,293
Other receivables, Non-current	$ 4,821	$ 4,849		$ 3,993

[1]	See Note 3.